Fair Value of Financial Instruments and Credit Risk (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments
The following table presents the Company’s fair value hierarchy for its financial instruments that required disclosure of their fair values on a recurring basis as of December 31, 2014 and 2013.

	Fair Value	Level 1	Level 2	Level 3
December 31, 2014
Interest rate swap asset	$95	$—	$95	$—

December 31, 2013
Interest rate swap asset	$220	$—	$220	$—